NON-CONTROLLING INTEREST	12 Months Ended
Nov. 30, 2019
Noncontrolling Interest [Abstract]
NON-CONTROLLING INTEREST

20. NON-CONTROLLING INTEREST

The following table presents the changes in equity attributable to the 49% non-controlling interest in Majesco:

	2019	2018
	$	$
Balance, beginning of year	1,838,941	-
Non-controlling interest on acquisition of Majesco (Note 5)	-	1,684,615
Share of income (loss) for the year	(43,932)	37,516
Foreign exchange on translation	(8,608)	116,810

Balance, end of year	1,786,401	1,838,941

The following table presents the non-controlling interest as at November 30, 2019 and 2018:

	2019	2018
	$	$
Assets
Current	33,770	243,660
Non-current	3,905,471	3,776,093
	3,939,241	4,019,753

Liabilities
Current	270,362	243,630
Non-current	23,163	23,184
	293,525	266,814

Net assets	3,645,716	3,752,939
Non-controlling interest	1,786,401	1,838,941

The following table presents the loss and comprehensive loss attributable to non-controlling interest:

	Year ended November 30,
	2019	2018
	$	$

Profit (loss) attributable to non-controlling interest	(43,932)	37,516
Foreign exchange translation adjustment	(8,608)	116,810

Comprehensive loss attributable to non-controlling interest	(52,540)	154,326